Commitments	12 Months Ended
Dec. 31, 2012
Commitments
22.	COMMITMENTS

(a)	Purchase commitments

The Group uses EMS providers to provide manufacturing services for its products. During the normal course of business, in order to reduce manufacturing lead times and ensure adequate component supply, the Group enters into contracts with certain manufacturers that allow them to procure inventory based on criteria defined by the Group. As of December 31, 2012, the Group had commitments under non-cancellable contracts that future minimum purchases are $98 in 2013.

(b)	Operating lease as lessee

The Group has entered into operating lease agreements for its office spaces in the PRC. These leases expire at various dates through 2013. Rental expenses under such operating leases were $1,093, $1,980 and $1,826 for the years ended December 31, 2010, 2011 and 2012, respectively.

Future minimum rental lease payments under non-cancellable operating leases agreements are as follows:

Year 2013	$1,608
Year 2014 and thereafter	—

$1,608

(b)	Capital commitments

As of December 31, 2012, capital commitments for construction of property and purchase of property, plant and equipment are as follows:

Year 2013	$63,357
Year 2014 and thereafter	8,026

$71,383